UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Bedford
Title:    Executive Officer
Phone:    (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California       November 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $139,228
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.   Form 13F File Number     Name

    1.    028-12522                Peninsula Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2     COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6       CLM 7           COLUMN 8

                              TITLE OF                 VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHR        VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP               PRN AMT   PRN CALL   DISCRETION     MGRS       SOLE    SHARED  NONE
--------------                -----         -----               -------   --- ----   ----------     ----       ----    ------  ----
AFC ENTERPRISES INC           COM           00104Q107  6,239      859,419 SH        SHARED-DEFINED   1        859,419
ANADARKO PETE CORP            COM           032511107  1,455       30,000 SH             SOLE                  30,000
BAKER HUGHES INC              COM           057224107  2,119       35,000 SH             SOLE                  35,000
BAUER EDDIE HLDGS INC         COM           071625107  4,026      752,500 SH             SOLE                 752,500
BAUER EDDIE HLDGS INC         COM           071625107  7,706    1,440,381 SH        SHARED-DEFINED   1      1,440,381
BRUNSWICK CORP                COM           117043109  3,036      237,358 SH        SHARED-DEFINED   1        237,358
CABOT OIL & GAS CORP          COM           127097103  1,265       35,000 SH             SOLE                  35,000
CADENCE DESIGN SYSTEM INC     COM           127387108  5,239      775,000 SH        SHARED-DEFINED   1        775,000
CAMERON INTERNATIONAL CORP    COM           13342B105    555       14,400 SH             SOLE                  14,400
CEVA INC                      COM           157210105  2,697      324,992 SH        SHARED-DEFINED   1        324,992
COINSTAR INC                  COM           19259P300  3,550      110,937 SH        SHARED-DEFINED   1        110,937
CONTANGO OIL & GAS COMPANY    COM NEW       21075N204    849       15,731 SH             SOLE                  15,731
EHEALTH INC                   COM           28238P109  9,455      590,949 SH        SHARED-DEFINED   1        590,949
ELECTROGLAS INC               COM           285324109  1,384    1,213,889 SH             SOLE               1,213,889
ELECTROGLAS INC               COM           285324109  1,482    1,300,000 SH        SHARED-DEFINED   1      1,300,000
ELLIS PERRY INTL INC          COM           288853104  1,198       80,376 SH        SHARED-DEFINED   1         80,376
ELOYALTY CORP                 COM NEW       290151307  3,250      652,671 SH             SOLE                 652,671
ELOYALTY CORP                 COM NEW       290151307  3,486      700,000 SH        SHARED-DEFINED   1        700,000
EVOLUTION PETROLEUM CORP      COM           30049A107  1,956      641,400 SH        SHARED-DEFINED   1        641,400
FLOW INTL CORP                COM           343468104  2,435      479,258 SH        SHARED-DEFINED   1        479,258
G-III APPAREL GROUP LTD       COM           36237H101  2,454      131,157 SH        SHARED-DEFINED   1        131,157
GTSI CORP                     COM           36238K103  1,286      205,159 SH             SOLE                 205,159
GTSI CORP                     COM           36238K103  3,682      587,270 SH        SHARED-DEFINED   1        587,270
GUARANTY FINL GROUP INC       COM           40108N106    452      114,400 SH             SOLE                 114,400
HESS CORP                     COM           42809H107  1,239       15,100 SH             SOLE                  15,100
HI / FN INC                   COM           428358105  3,301    1,025,000 SH             SOLE               1,025,000
INGERSOLL-RAND COMPANY LTD    CL A          G4776G101  1,325       42,500 SH             SOLE                  42,500
LIMELIGHT NETWORKS INC        COM           53261M104  2,847    1,138,833 SH             SOLE               1,138,833
LIMELIGHT NETWORKS INC        COM           53261M104  3,432    1,372,825 SH        SHARED-DEFINED   1      1,372,825
MAIDEN HOLDINGS LTD           SHS           G5753U112  1,765      405,806 SH             SOLE                 405,806
MAIDEN HOLDINGS LTD           SHS           G5753U112  5,708    1,312,090 SH        SHARED-DEFINED   1      1,312,090
MIVA INC                      COM           55311R108  1,239    1,998,000 SH             SOLE               1,998,000
NATIONAL OILWELL VARCO INC    COM           637071101  1,758       35,000 SH             SOLE                  35,000
NOBLE ENERGY INC              COM           655044105  2,780       50,000 SH             SOLE                  50,000
PAREXEL INTL CORP             COM           699462107    430       15,000 SH        SHARED-DEFINED   1         15,000
PENNEY J C INC                COM           708160106  1,667       50,000 SH        SHARED-DEFINED   1         50,000
PETROHAWK ENERGY CORP         COM           716495106    757       35,000 SH             SOLE                  35,000
PHOENIX TECHNOLOGY LTD        COM           719153108  9,450    1,182,696 SH        SHARED-DEFINED   1      1,182,696
PINNACLE AIRL CORP            COM           723443107    898      225,581 SH        SHARED-DEFINED   1        225,581
PLX TECHNOLOGY INC            COM           693417107  2,611      510,000 SH             SOLE                 510,000
PLX TECHNOLOGY INC            COM           693417107  5,120    1,000,000 SH        SHARED-DEFINED   1      1,000,000
POMEROY IT SOLUTIONS INC      COM           731822102  4,052      900,478 SH        SHARED-DEFINED   1        900,478
PRG-SCHULTZ INTERNATIONAL IN  COM NEW       69357C503    173       19,314 SH        SHARED-DEFINED   1         19,314
RANGE RES CORP                COM           75281A109  3,215       75,000 SH             SOLE                  75,000
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR 82706C108    946      202,084 SH        SHARED-DEFINED   1        202,084
SYNIVERSE HLDGS INC           COM           87163F106  2,708      163,025 SH        SHARED-DEFINED   1        163,025
TIFFANY & CO NEW              COM           886547108    863       24,300 SH             SOLE                  24,300
VERAZ NETWORKS INC            COM           923359103    260      235,937 SH             SOLE                 235,937
VERSANT CORP                  COM NEW       925284309  2,649      134,444 SH        SHARED-DEFINED   1        134,444
WET SEAL INC                  CL A          961840105  2,417      665,912 SH        SHARED-DEFINED   1        665,912
WHITING PETE CORP NEW         COM           966387102  2,850       40,000 SH             SOLE                  40,000
XTO ENERGY INC                COM           98385X106  1,512       32,500 SH             SOLE                  32,500


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